Consolidated Statements of Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Income
Impairment charges, other-than-temporary impairment charges	$ (916)	$ (1,003)	$ (19,070)
Impairment charges, other comprehensive income	$ (123)	$ 26	$ 10,654